Cost of sales (Tables)	6 Months Ended
Jun. 30, 2026
Cost of sales
Schedule of cost of sales of non current assets

	Six-month period ended June 30,
	2026	2025

	(Unaudited)
Variable costs
Imported products	12,246	10,848
Purchases of crude	5,198	4,816
Depreciation, amortization, and depletion	4,718	5,572
Purchases of hydrocarbons - ANH (1)	2,515	3,603
Crude and gas royalties in cash (2)	1,790	476
Electric Energy	1,281	1,148
Hydrocarbon transport services	938	917
Process materials	858	1,039
Purchases of other products and gas	525	717
Taxes and contributions	227	120
Contracted services in association	200	155
Extensive tests	9	52
Others (3)	(2,065)	(588)
	28,440	28,875
Fixed costs
Depreciation and amortization	2,443	2,515
Construction cost	2,362	1,792
Maintenance	2,274	2,482
Labor costs	2,292	2,187
Services contracted	1,722	1,709
Taxes and contributions	695	750
Contracted services in association	603	595
Materials and operating supplies	341	430
Hydrocarbon transport services	177	176
General costs	237	355
	13,146	12,991
	41,586	41,866
(1)	It corresponds to purchases of crude oil by the Ecopetrol Group from the National Hydrocarbons Agency derived from national production.
(2)	This includes the payment of gas and crude oil royalties in cash. Effective January 1, 2026, the National Hydrocarbons Agency (ANH) modified the crude oil royalty collection scheme to cash payments, with application limited to nine fields, in accordance with Resolution 977 of December 2025 issued by the same entity.
(3)	It includes i) the result of the process of valuation of inventories of crude oil and refining products, ii) measurement at net realizable value, and iii) other capitalizable charges to projects.